Statements of Cash Flows (Altruis Benefit Consultants, Inc.) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ (1,102,961)
Change in operating assets and liabilities:
Accounts payable and accrued expenses	(102,154)
Net cash used in operating activities	(658,601)
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Net cash used in investing activities	(5,530,831)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Net cash provided by financing activities	6,449,962
Net increase in cash and restricted cash	260,530
Cash and restricted cash at beginning of year	101,206	$ 101,206
Cash and restricted cash at end of year	361,736	491,585	$ 101,206
Altruis Benefit Consultants Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income			860,717	$ 712,976
Adjustment to reconcile net income to net cash provided by operating activities:
Realized loss (gain) on investments			8,528	(417)
Change in operating assets and liabilities:
Other assets			17	31
Accounts payable and accrued expenses			(3,763)	9,121
Net cash used in operating activities			865,499	721,711
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Advances made on loans			(20,000)
Proceeds on sale of investments			288,010
Net cash used in investing activities			268,010
CASH FLOWS USED IN FINANCING ACTIVITIES:
Stockholder distributions			(398,285)	(160,888)
Borrowing on loans				91,923
Repayments on loans			(20,000)
Net cash provided by financing activities			(418,285)	(68,965)
Net increase in cash and restricted cash			715,224	652,746
Cash and restricted cash at beginning of year	$ 1,649,895	$ 1,649,895	934,671	281,925
Cash and restricted cash at end of year			$ 1,649,895	$ 934,671